Concentrations of Credit Risk and Major Customers (Details) - Schedule of geographic area - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 664,605	$ 1,462,590	$ 7,865,345
Cash and cash equivalents percentage	100.00%	100.00%
China (Mainland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 148,747	$ 281,319
Cash and cash equivalents percentage	22.00%	19.00%
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 244,646	$ 644,407
Cash and cash equivalents percentage	37.00%	44.00%
China (Hongkong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 271,212	$ 536,864
Cash and cash equivalents percentage	41.00%	37.00%